Income taxes - Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income tax benefit	$ (2,180,233)	$ (3,147,940)	$ (2,880,025)
State and provincial income tax, net of federal benefit	(534,789)	(678,438)	(604,354)
Permanent differences	53,795	(2,923)	234,247
US-Foreign rate differential	(13,955)	371,551	359,729
Other, net	1,182,900	(98,947)	73,220
Effect of tax reform	0	3,687,844	0
Income tax expense, before valuation allowance	(1,492,282)	131,147	(2,817,183)
Change in valuation allowance	1,492,282	(131,147)	2,817,183
Total income tax	0	$ 0	$ 0
State tax rate change	400,000
Foreign currency changes	$ 600,000